General	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	GENERAL
Golar LNG Limited (the “Company” or “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas (“LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.

We design, build, own, and operate marine infrastructure for the liquefaction and regasification of LNG. As of September 30, 2022, our fleet was comprised of two LNG carriers (one is contracted for conversion to a Floating Storage Regasification Unit (“FSRU”) subject to receipt of notice to proceed and subsequent sale, and one vessel is earmarked for conversion to a Floating Liquefaction Natural Gas vessel (“FLNG”)) and two FLNGs (the operational Hilli and the Gimi, which is currently under conversion to a FLNG).

We are listed on the Nasdaq under the ticker: “GLNG”.